Pioneer MAP-High Income Municipal Fund

Schedule of Investments | May 31, 2021

Ticker Symbol: HIMUX

Schedule of Investments | 5/31/21 (unaudited)

Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
INVESTMENTS IN THE MASTER - 100.0%
INVESTMENT COMPANY - 100.0% of Net Assets
1,000(a)	Pioneer High Income Municipal Portfolio	$--	$--	$411	$ 10,411
TOTAL INVESTMENT COMPANY
	(Cost $10,000)				$ 10,411
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 100.0%
	(Cost $10,000)				$ 10,411
	OTHER ASSETS AND LIABILITIES - 0.0%†				$ 0
	NET ASSETS - 100.0%				$ 10,411

†	Amount rounds to less than 0.1%.
(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of May 31, 2021, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Investment Company	$10,411	$–	$–	$10,411
Total Investments in the Master	$10,411	$–	$–	$10,411

During the nine months ended May 31, 2021, there were no transfers in or out of Level 3.